May 2, 2022

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	William Blair Funds
File Nos. 033-17463 and 811-05344

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of William Blair Funds (the “Trust”) that the form of Prospectus for all series of the Trust, except the William Blair Macro Allocation Fund, and Statement of Additional Information included in Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A (“PEA 148”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 148. I hereby further certify that PEA 148 was filed electronically with the Commission on April 29, 2022 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing. Please call me at (312) 364-8209 if you have any questions.

Very truly yours,

/s/ Andrew Pfau

Andrew Pfau

Secretary